RELATED PARTY AND PARTIES IN INTEREST TRANSACTIONS (Details) - EBP 001 - Common stocks - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	0.3	0.5
Cost of acquired Stock Fund purchased	$ 17.2
Selling price of Stock Fund sold	34.5
Dividends related to shares of Fortive Common Stock	$ 0.1